Subsidiaries (Details 1) - Peace Of Meat BV [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 28, 2021
Disclosure of subsidiaries [line items]
Current assets		$ 425
Non-current assets		588
Current liabilities		(578)
Non-current liabilities		(16)
Tangible assets, net	$ 419	$ 419